Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Deferred tax assets
Tax losses	$ 56,044	$ 55,904
Other temporary differences	4,056	669
Total deferred tax assets	60,100	56,573
Deferred tax liabilities
Intangible assets	76,604	76,652
Total deferred tax liabilities	76,604	76,652
Net deferred tax liabilities	16,504	20,079
Deferred tax assets expected to be settled after 12 months	60,100	56,573
Deferred tax liabilities expected to be settled within 12 months	99	147
Deferred tax liabilities expected to be settled after 12 months	$ 76,505	$ 76,505